UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Real Estate Income Fund (JRS)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 136.1% (95.0% of Total Investments)
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 84.5% (59.0% of Total Investments)
	Diversified – 7.1% (5.0% of Total Investments)
425,056	Duke Realty Corporation	$ 7,174,945
97,800	Liberty Property Trust	3,614,688
111,210	Vornado Realty Trust (9)	10,960,858
	Total Diversified	21,750,491
	Industrial – 5.0% (3.5% of Total Investments)
379,403	Prologis Inc.	15,491,024
	Office – 9.9% (6.9% of Total Investments)
87,450	Alexandria Real Estate Equities Inc.	6,345,372
243,090	BioMed Realty Trust Inc.	4,980,914
79,100	Boston Properties, Inc.	9,059,323
85,000	Douglas Emmett Inc.	2,306,900
37,750	Kilroy Realty Corporation	2,211,395
79,500	Mack-Cali Realty Corporation	1,652,805
39,200	SL Green Realty Corporation	3,944,304
	Total Office	30,501,013
	Residential – 14.2% (9.9% of Total Investments)
287,076	Apartment Investment & Management Company, Class A	8,675,437
110,288	AvalonBay Communities, Inc.	14,483,020
31,600	Bre Properties Inc.	1,983,845
177,220	Equity Residential	10,276,988
15,650	Essex Property Trust Inc.	2,661,283
215,680	UDR Inc.	5,571,014
	Total Residential	43,651,587
	Retail – 23.1% (16.1% of Total Investments)
119,000	Brixmor Property Group Inc.	2,538,270
308,250	Developers Diversified Realty Corporation	5,079,960
6,850	Federal Realty Investment Trust	785,832
365,299	General Growth Properties Inc.	8,036,578
310,550	Kimco Realty Corporation	6,794,834
156,177	Macerich Company	9,734,512
70,260	Regency Centers Corporation	3,587,476
153,349	Simon Property Group, Inc.	25,149,236
89,450	Taubman Centers Inc.	6,332,166
102,300	Weingarten Realty Trust	3,069,000
	Total Retail	71,107,864
	Specialized – 25.2% (17.6% of Total Investments)
200,100	CubeSmart	3,433,716
55,650	Extra Space Storage Inc.	2,699,582
302,110	Health Care Property Investors Inc.	11,718,847
163,081	Health Care REIT, Inc.	9,719,628
109,000	Hospitality Properties Trust	2,763,150
489,325	Host Hotels & Resorts Inc.	9,903,938
72,150	LaSalle Hotel Properties	2,259,017
77,887	Public Storage, Inc., (2)	13,123,181
217,000	Public Storage, Inc.	5,134,220
157,900	RLJ Lodging Trust	4,222,246
274,750	Sunstone Hotel Investors Inc.	3,772,318
144,940	Ventas Inc.	8,779,016
	Total Specialized	77,528,859
	Total Real Estate Investment Trusts Common Stocks (cost $184,172,266)	260,030,838

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.8% (1.9% of Total Investments)
	Office – 2.8% (1.9% of Total Investments)
340,306	CommonWealth REIT	6.500%	Ba1	$ 8,545,083
	Total Convertible Preferred Securities (cost $6,068,607)			8,545,083

Shares	Description (1)	Coupon	Ratings (3)	Value
	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 48.8% (34.1% of Total Investments)
	Diversified – 7.4% (5.1% of Total Investments)
156,000	Duke Realty Corporation, Series K	6.500%	Baa3	$ 3,789,240
135,100	PS Business Parks, Inc.	6.450%	Baa2	3,249,155
14,650	PS Business Parks, Inc.	6.000%	Baa2	329,625
267,014	Vornado Realty Trust	6.875%	BBB-	6,886,291
134,500	Vornado Realty Trust	6.625%	BBB-	3,359,810
134,000	Vornado Realty Trust	5.700%	BBB-	2,910,480
103,000	Vornado Realty Trust	5.400%	BBB-	2,159,910
	Total Diversified			22,684,511
	Industrial – 0.9% (0.7% of Total Investments)
114,700	Terreno Realty Corporation	7.750%	N/R	2,898,469
	Office – 8.7% (6.1% of Total Investments)
40,000	Brandywine Realty Trust, Series D	6.900%	Ba1	1,008,000
144,550	CommomWealth REIT	7.250%	Ba1	3,638,324
12,359	Highwoods Properties, Inc., Series A, (4)	8.625%	Baa3	14,166,504
303,000	Hudson Pacific Properties Inc.	8.375%	N/R	7,938,600
	Total Office			26,751,428
	Residential – 0.6% (0.4% of Total Investments)
75,000	Campus Crest Communities	8.000%	Ba1	1,886,250
	Retail – 22.1% (15.4% of Total Investments)
681,000	CBL & Associates Properties Inc.	7.375%	BB	17,113,530
26,750	DDR Corporation	6.500%	Baa3	643,605
449,650	General Growth Properties	6.375%	B	10,436,377
95,000	Glimcher Realty Trust	6.875%	B1	2,237,250
50,964	Glimcher Realty Trust, Series G	8.125%	B1	1,283,783
158,000	Inland Real Estate Corporation	8.125%	N/R	4,079,560
29,000	Kimco Realty Corporation	6.900%	Baa2	747,330
239,200	Kimco Realty Corporation	6.000%	Baa2	5,429,840
175,000	Regency Centers Corporation	6.625%	Baa3	4,165,000
61,120	Saul Centers, Inc.	8.000%	N/R	1,570,784
144,000	Saul Centers, Inc.	6.875%	N/R	3,480,480
374,200	Taubman Centers Incorporated, Series K	6.250%	N/R	8,584,148
86,350	Taubman Centers Incorporated, Series J	6.500%	N/R	2,043,905
30,700	Urstadt Biddle Properties	7.125%	N/R	753,685
38,000	Weingarten Realty Trust	8.100%	BBB	786,600
185,702	Weingarten Realty Trust	6.500%	Baa3	4,583,125
	Total Retail			67,939,002
	Specialized – 9.1% (6.4% of Total Investments)
240,000	Health Care REIT, Inc.	6.500%	Baa3	5,904,000
328,150	Public Storage, Inc., Series R	6.350%	A	8,272,660
50,000	Public Storage, Inc., Series W	5.200%	A	1,051,000
47,000	Public Storage, Inc., Series X	5.200%	A3	989,350
139,400	Strategic Hotel Capital Inc., Series B	8.250%	N/R	3,544,942
292,950	Strategic Hotel Capital Inc., Series C	8.250%	N/R	7,385,270
40,000	Ventas Realty LP	5.450%	BBB+	924,000
	Total Specialized			28,071,222
	Total Real Estate Investment Trust Preferred Stocks (cost $149,198,994)			150,230,882
	Total Long-Term Investments (cost $339,439,867)			418,806,803

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.1% (5.0% of Total Investments)
$ 21,970	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $21,970,471, collateralized by $16,390,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $22,413,325	0.000%	4/01/14	$ 21,970,471
	Total Short-Term Investments (cost $21,970,471)			21,970,471
	Total Investments (cost $361,410,338) – 143.2%			440,777,274
	Borrowings – (40.1)% (5), (6)			(123,500,000)
	Other Assets Less Liabilities – (3.1)% (7)			(9,408,877)
	Net Assets Applicable to Common Shares – 100%			$ 307,868,397

Investments in Derivatives as of March 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation) (7)
JPMorgan	$ 35,761,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 850,672
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,559,918
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(768,058)
	$ 92,249,500							$ 1,642,532

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Real Estate Investment Trust Common Stocks	$260,030,838	$—	$—	$260,030,838
	Convertible Preferred Securities	8,545,083	—	—	8,545,083
	Real Estate Investment Trust Preferred Stocks	136,064,378	14,166,504	—	150,230,882
	Short-Term Investments:
	Repurchase Agreements	—	21,970,471	—	21,970,471
	Derivatives:
	Swaps*	—	1,642,532	—	1,642,532
	Total	$404,640,299	$37,779,507	$—	$442,419,806

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $365,974,945.

Gross unrealized appreciation and gross unrealized depreciation of investments as (excluding investments in derivatives) of March 31, 2014, were as follows:

	Gross unrealized:
	Appreciation				$82,860,732
	Depreciation				(8,058,403)

	Net unrealized appreciation (depreciation) of investments				$74,802,329

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Real Estate Investment Trust Preferred Stocks categorized as Level 2.
(5)	Borrowings as a percentage of Total Investments is 28.0%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $272,832,959 have been pledged as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(9)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $23,800.
USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014